Basis of Presentation and Summary of Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of carrying values and estimated fair values of financial instruments
Mortgage Loan Total	$ 325,696,000	$ 169,848,000
Debt premium	1,858,000
Amortization On Leasing Commissions	100,000	0	0
TransDigm Mortgage Loan
Schedule of carrying values and estimated fair values of financial instruments
Mortgage Loan Total	6,576,000	6,712,000
TransDigm Mortgage Loan | Fair Value, Inputs, Level 3
Schedule of carrying values and estimated fair values of financial instruments
Debt premium	100,000	100,000
LTI Mortgage Loan [Member]
Schedule of carrying values and estimated fair values of financial instruments
Mortgage Loan Total	32,128,000	32,822,000
TransDigm | Fair Value, Inputs, Level 3
Schedule of carrying values and estimated fair values of financial instruments
Fair Value	6,748,000	6,889,000
Emporia Partners Mortgage Loan [Member]
Schedule of carrying values and estimated fair values of financial instruments
Mortgage Loan Total	4,108,000	4,442,000
LTI Mortgage Debt [Member] | Fair Value, Inputs, Level 3
Schedule of carrying values and estimated fair values of financial instruments
Fair Value	32,742,000	33,388,000
Debt premium	100,000	200,000
Plainfield Mortgage Loan [Member]
Schedule of carrying values and estimated fair values of financial instruments
Mortgage Loan Total	19,638,000	19,958,000
Emporia Partners [Member] | Fair Value, Inputs, Level 3
Schedule of carrying values and estimated fair values of financial instruments
Fair Value	4,434,000	4,669,000
Plainfield [Member] | Fair Value, Inputs, Level 3
Schedule of carrying values and estimated fair values of financial instruments
Fair Value	20,994,000	21,214,000
Ace Hardware | Fair Value, Inputs, Level 3
Schedule of carrying values and estimated fair values of financial instruments
Fair Value	26,424,000	0
Ace Hardware Mortgage Loan
Schedule of carrying values and estimated fair values of financial instruments
Mortgage Loan Total	23,648,000	0
Debt premium	1,700,000
Ace Hardware Mortgage Loan | Fair Value, Inputs, Level 3
Schedule of carrying values and estimated fair values of financial instruments
Debt premium	1,700,000
Midland Mortgage Loan
Schedule of carrying values and estimated fair values of financial instruments
Mortgage Loan Total	105,600,000	105,600,000
Midland Mortgage Loan | Fair Value, Inputs, Level 3
Schedule of carrying values and estimated fair values of financial instruments
Fair Value	105,155,000	100,049,000
AIG Loan
Schedule of carrying values and estimated fair values of financial instruments
Mortgage Loan Total	110,640,000
AIG Loan | Fair Value, Inputs, Level 3
Schedule of carrying values and estimated fair values of financial instruments
Fair Value	$ 122,062,000	$ 0